SHARE-BASED PAYMENT (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2013	Feb. 28, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Assumptions used to value option grants
	Pre-modification	Post-modification
Weighted-average exercise price	$2.40	$0.42
Expected term (in years)	3.00	2.00
Weighted-average volatility	70%	70%
Risk-free rate	0.79%	0.39%
Expected dividends	0%	0%

	Three Months Ended		Six Months Ended
	August 31,		August 31,
	2013	2012	2013	2012
Expected dividends	0%	0%	0%	0%
Expected term (in years)	3.50	3.50	3.50	3.50
Weighted-average volatility	70%	60%	70%	60%
Risk-free rate	0.51%	0.41%	0.51%	0.45%

The assumptions used to value our option grants were as follows:

	Year Ended
	February 28, 2013	February 29, 2012	February 28, 2011
Expected dividends	—%	—%	—%
Expected term (in years)	3.5	2.7 – 3.5	4.5 – 10.0
Weighted-average volatility	63.0%	71.5%	91.5%
Risk-free rate	0.37 – 0.75%	0.4 – 0.5%	0.74 – 1.23%

Effect on results of operations of recording share-based compensation expense
	Three Months Ended		Six Months Ended
	August 31,		August 31,
	2013	2012	2013	2012
Selling and marketing	$252,765	$467,893	$591,131	$1,027,637
Technology and development	137,342	342,226	508,905	609,970
General and administrative	158,527	443,606	463,228	854,584
Total stock option expense	$548,634	$1,253,725	$1,563,264	$2,492,191

The effect on our results of operations of recording share-based compensation expense for the years ended February 28, 2013, February 29, 2012, and February 28, 2011 was as follows:

	Year Ended
	February 28, 2013	February 29, 2012	February 28, 2011
Selling and marketing	$1,594,565	$1,322,905	$243,913
Technology and development	1,069,186	1,271,437	427,673
General and administrative	1,774,521	3,608,887	2,290,101
Total stock-based compensation expense	$4,438,272	$6,203,229	$2,961,687

Summary of activity for stock options
	Number of options	Weighted Average Exercise Price	Average Remaining Contractual Term (In Years)

Options outstanding at February 28, 2013	17,373,932	$2.00	2.99
Granted	2,600,635	0.41
Exercised	-	-
Cancelled or expired	(5,710,424)	2.46
Forfeited	(2,567,830)	2.19
Options outstanding at August 31, 2013	11,696,313	$1.38	2.39

Options vested and expected to vest at August 31, 2013	11,409,124	$1.41	2.34
Options exercisable at August 31, 2013	9,781,617	$1.55	2.00

The summary of activity for our stock options is presented below:

	Number of Options	Weighted Average Exercise Price	Average Remaining Contractual Term (In Years)
Options outstanding at February 28, 2010	5,258,415	1.51	5.20
Granted	11,445,683	1.85
Exercised	(1,991,153)	0.68
Cancelled	(266,155)	0.51
Forfeited and expired	(499,257)	1.63
Options outstanding at February 28, 2011	13,947,533	1.68	4.56
Granted	9,816,775	2.79
Exercised	(1,203,065)	1.03
Cancelled	(110,000)	0.62
Forfeited and expired	(2,298,024)	3.07
Options outstanding at February 29, 2012	20,153,219	2.09	4.07
Granted	3,326,668	1.35
Exercised	(602,092)	0.51
Cancelled	—	—
Forfeited and expired	(5,503,863)	2.31
Options outstanding at February 28, 2013	17,373,932	2.00	2.99

Options exercisable at February 28, 2013	12,329,755	$1.97	2.62

Estimated fair values of stock warrant awards issued to service providers and employees
	Three Months Ended		Six Months Ended
	August 31,		August 31,
	2013	2012	2013	2012
Expected dividends	0%	0%	0%	0%
Expected term (in years)	5.00	3.00	5.00	3.00
Weighted-average volatility	70%	60%	70%	60%
Risk-free rate	1.62%	0.38%	1.62%	0.38%

The estimated fair values of our stock warrant awards issued to service providers and employees were estimated with the following weighted average assumptions:

	Year Ended
	February 28, 2013	February 29, 2012	February 28, 2011
Expected dividends	—%	—%	—%
Expected term (in years)	3.0 — 5.0	3.0 — 5.0	3.0
Weighted-average volatility	63.4%	65.1%	137.6%
Risk-free rate	0.37 – 0.77%	0.34 – 0.41%	0.74 - 3.57%

Schedule of stock-based compensation expense included in selling, general and administrative expenses
	Three Months Ended		Six Months Ended
	August 31,		August 31,
	2013	2012	2013	2012
Total warrant expense	$278,179	$261,905	$315,450	$434,066

The warrant expense for years ended February 28, 2013, February 29, 2012, and February 28, 2011 was as follows, which is included in selling, general and administrative expense within the statement of operations:

	Year Ended
	February 28, 2013	February 29, 2012	February 28, 2011
Total warrant expense	$662,611	$2,621,420	$3,664,535

Summary of activity for warrants
	Number of Warrants	Weighted Average Exercise Price	Average Remaining Contractual Term (In Years)

Warrants outstanding at February 28, 2013	19,171,104	$1.32	3.53
Granted	875,000	0.70
Exercised	-	-
Forfeited and expired	(181,250)	1.24
Warrants outstanding at August 31, 2013	19,864,854	$1.30	3.05

Warrants vested and expected to vest at August 31, 2013	19,864,854	$1.30	3.05
Warrants exercisable at August 31, 2013	18,931,523	$1.31	2.99

The summary of activity for Augme’s warrants is presented below:

	Number of Warrants	Weighted Average Exercise Price	Average Remaining Contractual Term (In Years)

Warrants outstanding at February 28, 2010	5,663,011	$1.60	1.67
Granted	11,762,087	2.70
Exercised	(4,943,939)	0.93
Forfeited, cancelled and expired	(1,800,178)	1.37
Warrants outstanding at February 28, 2011	10,680,981	1.63	1.87
Granted	2,177,724	2.58
Exercised	(1,833,920)	1.17
Forfeited, cancelled and expired	(237,144)	3.90
Warrants outstanding at February 29, 2012	10,787,641	1.86	2.80
Granted	10,222,330	0.82
Exercised	(1,000,000)	1.00
Forfeited, cancelled and expired	(838,867)	2.48
Warrants outstanding at February 28, 2013	19,171,104	1.32	3.53

Warrants exercisable and outstanding at February 28, 2013	18,346,103	$1.32	3.49

Summary shares of common stock reserved for future issuance

The following table summarizes our shares of common stock reserved for future issuance at February 28, 2013:

Number of Shares
Stock options outstanding	17,373,932
Warrants outstanding	19,171,104
Stock options available for future grant	2,627,959
Common stock reserved for future issuance	39,172,995